EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Feb-18	15-Feb-18	15-Mar-18
To	28-Feb-18	15-Mar-18
Days	28

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,360,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$11,633,472.97
Series Nominal Liquidation Amount		1,986,993,472.97

Required Participation Amount		$1,986,993,472.97
Excess Receivables		$168,733,173.46

Total Collateral		2,155,726,646.44
Collateral as Percent of Notes		134.73%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,943,250,188.28
Total Principal Collections	($1,995,923,853.19)
Investment in New Receivables	$2,020,047,186.73
Receivables Added for Additional Accounts	$391,853,523.81
Repurchases	($19,593,245.20)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($778,241,017.04)
Less Servicing Adjustment	($3,703,611.83)

Ending Balance	$5,557,689,171.56

SAP for Next Period	38.79%

Average Receivable Balance	$5,365,745,357.74
Monthly Payment Rate	37.20%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$18,991,741.37
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$18,991,741.37

Series Allocation Percentage at Month-End	38.79%
Floating Allocation Percentage at Month-End	98.06%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	28
A1 LIBOR	1.587500%
A1 Applicable Margin	0.640000%

	2.227500%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	1,472,625.00	1.73
Principal A1	—	—

		1.73

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	2,435,125.00
Servicing Fee	1,646,133.33

Excess Cash Flow	3,142,381.97

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.57%
Pass / Fail	PASS